Vanguard Baillie Gifford Global Positive Impact Stock Fund Average Annual Total Returns - Retail Prospectus [Member]		12 Months Ended	60 Months Ended	97 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	10.91%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		16.07%	0.94%	12.61%
Performance Inception Date	Dec. 14, 2017
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.01%	0.41%	12.11%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.54%	0.70%	10.40%